Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) $ / shares in Units, $ in Millions, $ in Millions, $ in Millions					3 Months Ended		9 Months Ended
	Jul. 31, 2024 CAD ($) $ / shares shares	Jul. 10, 2024 SGD ($)	Jul. 03, 2024 USD ($) shares	Apr. 30, 2024 CAD ($) $ / shares shares	Jul. 31, 2024 CAD ($) shares	Jul. 31, 2023 CAD ($) shares	Jul. 31, 2024 CAD ($) shares	Jul. 31, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period							$ 112,071
Balance at end of period	$ 111,576				$ 111,576		$ 111,576
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares) | shares	97,400,000				97,400,000	164,600,000	97,400,000	164,600,000
Balance at end of period	$ 10,888				$ 10,888	$ 11,253	$ 10,888	$ 11,253
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares) | shares					129,600,000	159,600,000	143,600,000	159,600,000
Redemption of shares (shares) | shares					(38,000,000.0)	0	(52,000,000.0)	0
Balance at end of period (shares) | shares	91,600,000			129,600,000	91,600,000	159,600,000	91,600,000	159,600,000
Balance at beginning of period					$ 4,850	$ 5,600	$ 5,200	$ 5,600
Redemption of shares					(950)	0	(1,300)	0
Balance at end of period	$ 3,900			$ 4,850	$ 3,900	$ 5,600	$ 3,900	$ 5,600
Preferred shares [member] | Preferred Shares Class A Series 22 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share | $ / shares				$ 25.00
Stock redeemed during the period shares | shares				14,000,000
Stock redeemed during the period value				$ 350
Preferred shares [member] | Preferred Shares Class A Series 3 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share | $ / shares	$ 25.00
Stock redeemed during the period shares | shares	20,000,000
Stock redeemed during the period value	$ 500
Preferred shares [member] | Preferred Shares Class A Series 24 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share | $ / shares	$ 25.00
Stock redeemed during the period shares | shares	18,000,000
Stock redeemed during the period value	$ 450
Preferred shares [member] | Preferred Shares Series 31 [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares) | shares			750,000
Preference shares, fixed rate			7.25%
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares) | shares					5,000,000.0	5,000,000.0	5,000,000.0	5,000,000.0
Balance at end of period (shares) | shares	5,800,000			5,000,000.0	5,800,000	5,000,000.0	5,800,000	5,000,000.0
Balance at beginning of period					$ 5,653	$ 5,653	$ 5,653	$ 5,653
Balance at end of period	$ 6,988			$ 5,653	$ 6,988	$ 5,653	$ 6,988	$ 5,653
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares) | shares					700,000	0	700,000	0
Issue of shares					$ 1,023	$ 0	$ 1,023	$ 0
Notes issued			$ 750
Interest rate			7.25%
Notes, interest rate reset period			5 years
Interest rate basis on variable rates			2.977%
Other equity instruments [member] | Perpetual Subordinated Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares) | shares					100,000	0	100,000	0
Issue of shares					$ 312	$ 0	$ 312	$ 0
Notes issued		$ 310
Interest rate		5.70%
Notes, interest rate reset period		5 years
Interest rate basis on variable rates		2.652%